Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Current
Cash	$ 399,375	$ 153,147
Accounts receivable	632,568	1,091,304
Prepaid expenses	80,015	30,876
Inventory	2,206,770	3,042,749
Assets held for sale	0	89,719
Total current assets	3,318,728	4,407,795
Property, plant and equipment	1,989,845	2,162,549
Deferred Tax Asset	160,902	0
Intangible assets	1	1
TOTAL ASSETS	5,469,476	6,570,345
Current
Accounts payable and accrued liabilities	628,002	2,138,658
Income tax payable	92,104	68,024
Current portion of lease liability	56,997	56,997
RSU liability	0	18,730
Total current liabilities	777,103	2,282,409
Commitments And Contingencies1	0	0
Long term portion of lease liability	15,948	58,906
TOTAL LIABILITIES	793,051	2,341,315
Shareholders' Equity
Capital Stock	27,349,495	27,335,459
Reserves	4,785,166	4,799,204
Deficit	(27,458,236)	(27,905,633)
Stockholders' equity	4,676,425	4,229,030
TOTAL LIABILITIES AND EQUITY	$ 5,469,476	$ 6,570,345